ARTISAN FUNDS, INC.

875 East Wisconsin Avenue

Suite 800

Milwaukee, Wisconsin 53202

December 3, 2004

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Artisan Funds, Inc.

1933 Act Registration No. 33-88316

1940 Act Registration No. 811-8932

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Artisan Funds, Inc. (the “Funds”) certifies that:

a.	the form of prospectuses and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to the Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Funds’ registration statement was filed with the Commission electronically on November 30, 2004.

Very truly yours,

ARTISAN FUNDS, INC.

By:	/s/ Janet D. Olsen
Its:	General Counsel and Secretary